Reporting Entity - Condensed Financial Information of the Significant Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Total Assets	₩ 31,308,262	₩ 30,911,277
Total Liabilities	19,153,066	18,576,139
Total equity	12,155,196	12,335,138	₩ 24,396,243	₩ 22,816,934
Revenue	17,361,232	16,864,348	16,183,498
Profit	947,831	2,418,989	1,500,538
SK Telink Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	196,281	174,837	176,872
Total Liabilities	60,927	52,821	60,702
Total equity	135,354	122,016	116,170
Revenue	302,595	313,404	351,334
Profit	15,008	8,846	18,010
Eleven Street Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets			999,225
Total Liabilities			542,534
Total equity			456,691
Revenue			545,556
Profit			(29,623)
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	6,245,484	5,971,505	5,765,808
Total Liabilities	3,134,949	3,091,837	3,119,489
Total equity	3,110,535	2,879,668	2,646,319
Revenue	4,162,093	4,058,997	3,713,021
Profit	212,816	213,468	150,694
K-net culture and contents venture fund [member]
Disclosure of subsidiaries [line items]
Total Assets			377,683
Total Liabilities			65,896
Total equity			311,787
Profit			(44,737)
PS&Marketing Corporation [member]
Disclosure of subsidiaries [line items]
Total Assets	403,030	478,745	470,521
Total Liabilities	177,739	263,457	257,809
Total equity	225,291	215,288	212,712
Revenue	1,376,400	1,445,540	1,427,218
Profit	3,856	3,179	(847)
SERVICE ACE Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	97,597	99,059	96,258
Total Liabilities	59,189	66,496	71,890
Total equity	38,408	32,563	24,368
Revenue	194,798	197,146	206,612
Profit	2,429	2,519	2,905
SERVICE TOP Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	81,590	72,026	69,496
Total Liabilities	53,589	46,067	51,584
Total equity	28,001	25,959	17,912
Revenue	179,365	185,452	195,479
Profit	1,613	2,066	2,592
SK O&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	121,755	95,748	88,663
Total Liabilities	70,280	58,870	54,012
Total equity	51,475	36,878	34,651
Revenue	331,715	285,591	278,948
Profit	2,059	69	778
SK Planet Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets			536,981
Total Liabilities			214,846
Total equity			322,135
Revenue			276,462
Profit			1,305
Dreamus Company [member]
Disclosure of subsidiaries [line items]
Total Assets			172,443
Total Liabilities			76,642
Total equity			95,801
Revenue			226,329
Profit			(23,068)
SK Shieldus Co Ltd [Member]
Disclosure of subsidiaries [line items]
Total Assets			2,927,396
Total Liabilities			2,550,936
Total equity			376,460
Revenue			1,327,150
Profit			14,227
Onestore Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets			243,442
Total Liabilities			99,943
Total equity			143,499
Revenue			155,218
Profit			1,952
Home & Service Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	158,248	131,947	124,197
Total Liabilities	102,184	90,775	88,740
Total equity	56,064	41,172	35,457
Revenue	413,259	405,255	397,754
Profit	(1,217)	550	(20)
SK stoa Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total Assets	103,910	107,943	107,982
Total Liabilities	44,696	59,931	79,339
Total equity	59,214	48,012	28,643
Revenue	329,304	316,249	268,693
Profit	9,977	₩ 19,163	17,154
FSK L&S CO., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets			66,117
Total Liabilities			35,192
Total equity			30,925
Revenue			205,623
Profit			3,022
Incross Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets			179,308
Total Liabilities			104,778
Total equity			74,530
Revenue			39,440
Profit			12,307
Tmap Mobility Co Ltd [Member]
Disclosure of subsidiaries [line items]
Total Assets			170,381
Total Liabilities			17,179
Total equity			153,202
Revenue			0
Profit			(1,857)
SK m&service Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total Assets	160,704		129,738
Total Liabilities	95,263		74,962
Total equity	65,441		54,776
Revenue	211,081		214,949
Profit	₩ 4,157		₩ 2,759